Shareholder Report, Holdings (Details)	May 31, 2024
NORTH SQUARE SPECTRUM ALPHA FUND CLASS A | Mutual Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	94.70%
NORTH SQUARE SPECTRUM ALPHA FUND CLASS A | Exchange Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
NORTH SQUARE SPECTRUM ALPHA FUND CLASS A | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.80%
NORTH SQUARE SPECTRUM ALPHA FUND CLASS A | Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
NORTH SQUARE SPECTRUM ALPHA FUND CLASS A | North Square Dynamic Small Cap Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	69.80%
NORTH SQUARE SPECTRUM ALPHA FUND CLASS A | North Square Advisory Research Small Value Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.90%
NORTH SQUARE SPECTRUM ALPHA FUND CLASS A | I Shares Russell 2000 E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
NORTH SQUARE SPECTRUM ALPHA FUND CLASS A | First American Treasury Obligations Fund Class X [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
NORTH SQUARE SPECTRUM ALPHA FUND CLASS I | Mutual Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	94.70%
NORTH SQUARE SPECTRUM ALPHA FUND CLASS I | Exchange Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
NORTH SQUARE SPECTRUM ALPHA FUND CLASS I | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.80%
NORTH SQUARE SPECTRUM ALPHA FUND CLASS I | Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
NORTH SQUARE SPECTRUM ALPHA FUND CLASS I | North Square Dynamic Small Cap Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	69.80%
NORTH SQUARE SPECTRUM ALPHA FUND CLASS I | North Square Advisory Research Small Value Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.90%
NORTH SQUARE SPECTRUM ALPHA FUND CLASS I | I Shares Russell 2000 E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
NORTH SQUARE SPECTRUM ALPHA FUND CLASS I | First American Treasury Obligations Fund Class X [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
NORTH SQUARE DYNAMIC SMALL CAP FUND CLASS A | Short-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.40%
NORTH SQUARE DYNAMIC SMALL CAP FUND CLASS A | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	16.60%
NORTH SQUARE DYNAMIC SMALL CAP FUND CLASS A | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%
NORTH SQUARE DYNAMIC SMALL CAP FUND CLASS A | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	13.10%
NORTH SQUARE DYNAMIC SMALL CAP FUND CLASS A | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%
NORTH SQUARE DYNAMIC SMALL CAP FUND CLASS A | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%
NORTH SQUARE DYNAMIC SMALL CAP FUND CLASS A | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
NORTH SQUARE DYNAMIC SMALL CAP FUND CLASS A | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
NORTH SQUARE DYNAMIC SMALL CAP FUND CLASS A | Consumer Staples [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
NORTH SQUARE DYNAMIC SMALL CAP FUND CLASS A | Meterials [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
NORTH SQUARE DYNAMIC SMALL CAP FUND CLASS A | Communications [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
NORTH SQUARE DYNAMIC SMALL CAP FUND CLASS A | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
NORTH SQUARE DYNAMIC SMALL CAP FUND CLASS A | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
NORTH SQUARE DYNAMIC SMALL CAP FUND CLASS A | Other Assets In Excess Of Liabilities [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
NORTH SQUARE DYNAMIC SMALL CAP FUND CLASS A | Itron Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
NORTH SQUARE DYNAMIC SMALL CAP FUND CLASS A | Louisiana Pacific Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
NORTH SQUARE DYNAMIC SMALL CAP FUND CLASS A | Lantheus Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
NORTH SQUARE DYNAMIC SMALL CAP FUND CLASS A | Cirrus Logic Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
NORTH SQUARE DYNAMIC SMALL CAP FUND CLASS A | Bell Ring Brands Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
NORTH SQUARE DYNAMIC SMALL CAP FUND CLASS A | Group 1 Automotive Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
NORTH SQUARE DYNAMIC SMALL CAP FUND CLASS A | Boise Cascade Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
NORTH SQUARE DYNAMIC SMALL CAP FUND CLASS A | Comm Vault Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
NORTH SQUARE DYNAMIC SMALL CAP FUND CLASS A | Euronet Worldwide Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
NORTH SQUARE DYNAMIC SMALL CAP FUND CLASS A | Matson Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
NORTH SQUARE DYNAMIC SMALL CAP FUND CLASS I | Short-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.40%
NORTH SQUARE DYNAMIC SMALL CAP FUND CLASS I | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	16.60%
NORTH SQUARE DYNAMIC SMALL CAP FUND CLASS I | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%
NORTH SQUARE DYNAMIC SMALL CAP FUND CLASS I | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	13.10%
NORTH SQUARE DYNAMIC SMALL CAP FUND CLASS I | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%
NORTH SQUARE DYNAMIC SMALL CAP FUND CLASS I | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%
NORTH SQUARE DYNAMIC SMALL CAP FUND CLASS I | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
NORTH SQUARE DYNAMIC SMALL CAP FUND CLASS I | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
NORTH SQUARE DYNAMIC SMALL CAP FUND CLASS I | Consumer Staples [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
NORTH SQUARE DYNAMIC SMALL CAP FUND CLASS I | Communications [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
NORTH SQUARE DYNAMIC SMALL CAP FUND CLASS I | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
NORTH SQUARE DYNAMIC SMALL CAP FUND CLASS I | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
NORTH SQUARE DYNAMIC SMALL CAP FUND CLASS I | Other Assets In Excess Of Liabilities [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
NORTH SQUARE DYNAMIC SMALL CAP FUND CLASS I | Itron Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
NORTH SQUARE DYNAMIC SMALL CAP FUND CLASS I | Louisiana Pacific Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
NORTH SQUARE DYNAMIC SMALL CAP FUND CLASS I | Lantheus Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
NORTH SQUARE DYNAMIC SMALL CAP FUND CLASS I | Cirrus Logic Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
NORTH SQUARE DYNAMIC SMALL CAP FUND CLASS I | Bell Ring Brands Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
NORTH SQUARE DYNAMIC SMALL CAP FUND CLASS I | Group 1 Automotive Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
NORTH SQUARE DYNAMIC SMALL CAP FUND CLASS I | Boise Cascade Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
NORTH SQUARE DYNAMIC SMALL CAP FUND CLASS I | Comm Vault Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
NORTH SQUARE DYNAMIC SMALL CAP FUND CLASS I | Euronet Worldwide Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
NORTH SQUARE DYNAMIC SMALL CAP FUND CLASS I | Matson Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
NORTH SQUARE DYNAMIC SMALL CAP FUND CLASS I | Materials [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
NORTH SQUARE MULTI STRATEGY FUND CLASS A | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.60%
NORTH SQUARE MULTI STRATEGY FUND CLASS A | North Square Dynamic Small Cap Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%
NORTH SQUARE MULTI STRATEGY FUND CLASS A | North Square Advisory Research Small Value Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
NORTH SQUARE MULTI STRATEGY FUND CLASS A | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	73.50%
NORTH SQUARE MULTI STRATEGY FUND CLASS A | Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.90%
NORTH SQUARE MULTI STRATEGY FUND CLASS A | North Square Altrinsic International Equity Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
NORTH SQUARE MULTI STRATEGY FUND CLASS A | North Square Preferred And Income Securities Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
NORTH SQUARE MULTI STRATEGY FUND CLASS A | North Square Mc Kee Bond Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
NORTH SQUARE MULTI STRATEGY FUND CLASS A | Vanguard Dividend Appreciation E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
NORTH SQUARE MULTI STRATEGY FUND CLASS A | Vanguard Value E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
NORTH SQUARE MULTI STRATEGY FUND CLASS A | Invesco S P 500 G A R P E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
NORTH SQUARE MULTI STRATEGY FUND CLASS A | I Shares Core S P 500 E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
NORTH SQUARE MULTI STRATEGY FUND CLASS A | Vanguard Growth E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
NORTH SQUARE MULTI STRATEGY FUND CLASS I | North Square Dynamic Small Cap Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%
NORTH SQUARE MULTI STRATEGY FUND CLASS I | North Square Advisory Research Small Value Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
NORTH SQUARE MULTI STRATEGY FUND CLASS I | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	73.50%
NORTH SQUARE MULTI STRATEGY FUND CLASS I | Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.90%
NORTH SQUARE MULTI STRATEGY FUND CLASS I | North Square Altrinsic International Equity Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
NORTH SQUARE MULTI STRATEGY FUND CLASS I | North Square Preferred And Income Securities Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
NORTH SQUARE MULTI STRATEGY FUND CLASS I | North Square Mc Kee Bond Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
NORTH SQUARE MULTI STRATEGY FUND CLASS I | Vanguard Dividend Appreciation E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
NORTH SQUARE MULTI STRATEGY FUND CLASS I | Vanguard Value E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
NORTH SQUARE MULTI STRATEGY FUND CLASS I | Invesco S P 500 G A R P E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
NORTH SQUARE MULTI STRATEGY FUND CLASS I | I Shares Core S P 500 E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
NORTH SQUARE MULTI STRATEGY FUND CLASS I | Vanguard Growth E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
NORTH SQUARE MULTI STRATEGY FUND CLASS I | Short Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
NORTH SQUARE PREFERRED AND INCOME SECURITIES FUND CLASS I | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.00%
NORTH SQUARE PREFERRED AND INCOME SECURITIES FUND CLASS I | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
NORTH SQUARE PREFERRED AND INCOME SECURITIES FUND CLASS I | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
NORTH SQUARE PREFERRED AND INCOME SECURITIES FUND CLASS I | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	78.20%
NORTH SQUARE PREFERRED AND INCOME SECURITIES FUND CLASS I | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
NORTH SQUARE PREFERRED AND INCOME SECURITIES FUND CLASS I | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
NORTH SQUARE PREFERRED AND INCOME SECURITIES FUND CLASS I | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
NORTH SQUARE PREFERRED AND INCOME SECURITIES FUND CLASS I | Other Assets In Excess Of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
NORTH SQUARE PREFERRED AND INCOME SECURITIES FUND CLASS I | Citigroup Inc Perpetual [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
NORTH SQUARE PREFERRED AND INCOME SECURITIES FUND CLASS I | P N C Financial Services Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
NORTH SQUARE PREFERRED AND INCOME SECURITIES FUND CLASS I | Ally Financial Inc Perpetual [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
NORTH SQUARE PREFERRED AND INCOME SECURITIES FUND CLASS I | American Express Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
NORTH SQUARE PREFERRED AND INCOME SECURITIES FUND CLASS I | Discover Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
NORTH SQUARE PREFERRED AND INCOME SECURITIES FUND CLASS I | Standard Chartered P L C Perpetual [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
NORTH SQUARE PREFERRED AND INCOME SECURITIES FUND CLASS I | Key Corp Perpetual [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
NORTH SQUARE PREFERRED AND INCOME SECURITIES FUND CLASS I | Capital One Financial Corp Perpetual [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
NORTH SQUARE PREFERRED AND INCOME SECURITIES FUND CLASS I | Svenska Handelsbanken A B Perpetual [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
NORTH SQUARE PREFERRED AND INCOME SECURITIES FUND CLASS I | Citizens Financial Group Inc Perpetual [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
North Square Tactical Growth Fund Class A | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	30.50%
North Square Tactical Growth Fund Class A | First American Treasury Obligations Fund Class X [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.50%
North Square Tactical Growth Fund Class A | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	69.50%
North Square Tactical Growth Fund Class A | Vanguard Value E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
North Square Tactical Growth Fund Class A | Vanguard Growth E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
North Square Tactical Growth Fund Class A | Invesco Q Q Q Trust Series 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
North Square Tactical Growth Fund Class A | S P D R S P 500 E T F Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
North Square Tactical Growth Fund Class A | Financial Select Sector S P D R Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
North Square Tactical Growth Fund Class A | I Shares Russell 3000 E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
North Square Tactical Growth Fund Class A | I Shares M S C I Eurozone E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
North Square Tactical Growth Fund Class C | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	30.50%
North Square Tactical Growth Fund Class C | First American Treasury Obligations Fund Class X [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.50%
North Square Tactical Growth Fund Class C | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	69.50%
North Square Tactical Growth Fund Class C | Vanguard Value E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
North Square Tactical Growth Fund Class C | Vanguard Growth E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
North Square Tactical Growth Fund Class C | Invesco Q Q Q Trust Series 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
North Square Tactical Growth Fund Class C | S P D R S P 500 E T F Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
North Square Tactical Growth Fund Class C | Financial Select Sector S P D R Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
North Square Tactical Growth Fund Class C | I Shares Russell 3000 E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
North Square Tactical Growth Fund Class C | I Shares M S C I Eurozone E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
North Square Tactical Growth Fund Class I | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	30.50%
North Square Tactical Growth Fund Class I | First American Treasury Obligations Fund Class X [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.50%
North Square Tactical Growth Fund Class I | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	69.50%
North Square Tactical Growth Fund Class I | Vanguard Value E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
North Square Tactical Growth Fund Class I | Vanguard Growth E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
North Square Tactical Growth Fund Class I | Invesco Q Q Q Trust Series 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
North Square Tactical Growth Fund Class I | S P D R S P 500 E T F Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
North Square Tactical Growth Fund Class I | Financial Select Sector S P D R Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
North Square Tactical Growth Fund Class I | I Shares Russell 3000 E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
North Square Tactical Growth Fund Class I | I Shares M S C I Eurozone E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
North Square Tactical Defensive Fund Class A | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.60%
North Square Tactical Defensive Fund Class A | First American Treasury Obligations Fund Class X [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
North Square Tactical Defensive Fund Class A | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.40%
North Square Tactical Defensive Fund Class A | Invesco Q Q Q Trust Series 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.20%
North Square Tactical Defensive Fund Class A | S P D R S P 500 E T F Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.30%
North Square Tactical Defensive Fund Class A | S P D R Portfolio S P 500 E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.90%
North Square Tactical Defensive Fund Class A | S P D R Portfolio Developed World E X U S E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
North Square Tactical Defensive Fund Class A | S P D R Portfolio Emerging Markets E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
North Square Tactical Defensive Fund Class A | S P D R Portfolio S P 600 Small Cap E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
North Square Tactical Defensive Fund Class C | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.60%
North Square Tactical Defensive Fund Class C | First American Treasury Obligations Fund Class X [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
North Square Tactical Defensive Fund Class C | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.40%
North Square Tactical Defensive Fund Class C | Invesco Q Q Q Trust Series 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.20%
North Square Tactical Defensive Fund Class C | S P D R S P 500 E T F Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.30%
North Square Tactical Defensive Fund Class C | S P D R Portfolio S P 500 E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.90%
North Square Tactical Defensive Fund Class C | S P D R Portfolio Developed World E X U S E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
North Square Tactical Defensive Fund Class C | S P D R Portfolio Emerging Markets E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
North Square Tactical Defensive Fund Class C | S P D R Portfolio S P 600 Small Cap E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
North Square Tactical Defensive Fund Class I | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.60%
North Square Tactical Defensive Fund Class I | First American Treasury Obligations Fund Class X [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
North Square Tactical Defensive Fund Class I | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.40%
North Square Tactical Defensive Fund Class I | Invesco Q Q Q Trust Series 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.20%
North Square Tactical Defensive Fund Class I | S P D R S P 500 E T F Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.30%
North Square Tactical Defensive Fund Class I | S P D R Portfolio S P 500 E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.90%
North Square Tactical Defensive Fund Class I | S P D R Portfolio Developed World E X U S E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
North Square Tactical Defensive Fund Class I | S P D R Portfolio Emerging Markets E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
North Square Tactical Defensive Fund Class I | S P D R Portfolio S P 600 Small Cap E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
North Square Trilogy Alternative Return Fund Class A | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.10%
North Square Trilogy Alternative Return Fund Class A | Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
North Square Trilogy Alternative Return Fund Class A | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
North Square Trilogy Alternative Return Fund Class A | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
North Square Trilogy Alternative Return Fund Class A | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
North Square Trilogy Alternative Return Fund Class A | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
North Square Trilogy Alternative Return Fund Class A | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
North Square Trilogy Alternative Return Fund Class A | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
North Square Trilogy Alternative Return Fund Class A | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
North Square Trilogy Alternative Return Fund Class A | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.10%
North Square Trilogy Alternative Return Fund Class A | Vanguard Dividend Appreciation E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
North Square Trilogy Alternative Return Fund Class A | Index Option [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
North Square Trilogy Alternative Return Fund Class A | Etf Option [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
North Square Trilogy Alternative Return Fund Class A | S P D R Portfolio Intermediate Term Corporate Bond E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
North Square Trilogy Alternative Return Fund Class A | I Shares M B S E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
North Square Trilogy Alternative Return Fund Class A | S P D R Portfolio Short Term Corporate Bond E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
North Square Trilogy Alternative Return Fund Class A | Van Eck Vectors Fallen Angel High Yield Bond E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
North Square Trilogy Alternative Return Fund Class A | S P D R Portfolio Long Term Corporate Bond E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
North Square Trilogy Alternative Return Fund Class A | I Shares Core Dividend Growth E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
North Square Trilogy Alternative Return Fund Class A | Schwab U S Dividend Equity E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
North Square Trilogy Alternative Return Fund Class A | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
North Square Trilogy Alternative Return Fund Class A | S P 500 Index [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
North Square Trilogy Alternative Return Fund Class C | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.10%
North Square Trilogy Alternative Return Fund Class C | Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
North Square Trilogy Alternative Return Fund Class C | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
North Square Trilogy Alternative Return Fund Class C | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
North Square Trilogy Alternative Return Fund Class C | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
North Square Trilogy Alternative Return Fund Class C | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
North Square Trilogy Alternative Return Fund Class C | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
North Square Trilogy Alternative Return Fund Class C | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
North Square Trilogy Alternative Return Fund Class C | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
North Square Trilogy Alternative Return Fund Class C | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.10%
North Square Trilogy Alternative Return Fund Class C | Vanguard Dividend Appreciation E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
North Square Trilogy Alternative Return Fund Class C | Index Option [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
North Square Trilogy Alternative Return Fund Class C | Etf Option [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
North Square Trilogy Alternative Return Fund Class C | S P D R Portfolio Intermediate Term Corporate Bond E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
North Square Trilogy Alternative Return Fund Class C | I Shares M B S E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
North Square Trilogy Alternative Return Fund Class C | S P D R Portfolio Short Term Corporate Bond E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
North Square Trilogy Alternative Return Fund Class C | Van Eck Vectors Fallen Angel High Yield Bond E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
North Square Trilogy Alternative Return Fund Class C | S P D R Portfolio Long Term Corporate Bond E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
North Square Trilogy Alternative Return Fund Class C | I Shares Core Dividend Growth E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
North Square Trilogy Alternative Return Fund Class C | Schwab U S Dividend Equity E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
North Square Trilogy Alternative Return Fund Class C | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
North Square Trilogy Alternative Return Fund Class C | S P 500 Index [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
North Square Trilogy Alternative Return Fund Class I | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.10%
North Square Trilogy Alternative Return Fund Class I | Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
North Square Trilogy Alternative Return Fund Class I | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
North Square Trilogy Alternative Return Fund Class I | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
North Square Trilogy Alternative Return Fund Class I | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
North Square Trilogy Alternative Return Fund Class I | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
North Square Trilogy Alternative Return Fund Class I | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
North Square Trilogy Alternative Return Fund Class I | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
North Square Trilogy Alternative Return Fund Class I | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
North Square Trilogy Alternative Return Fund Class I | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.10%
North Square Trilogy Alternative Return Fund Class I | Vanguard Dividend Appreciation E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
North Square Trilogy Alternative Return Fund Class I | Index Option [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
North Square Trilogy Alternative Return Fund Class I | Etf Option [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
North Square Trilogy Alternative Return Fund Class I | S P D R Portfolio Intermediate Term Corporate Bond E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
North Square Trilogy Alternative Return Fund Class I | I Shares M B S E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
North Square Trilogy Alternative Return Fund Class I | S P D R Portfolio Short Term Corporate Bond E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
North Square Trilogy Alternative Return Fund Class I | Van Eck Vectors Fallen Angel High Yield Bond E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
North Square Trilogy Alternative Return Fund Class I | S P D R Portfolio Long Term Corporate Bond E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
North Square Trilogy Alternative Return Fund Class I | I Shares Core Dividend Growth E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
North Square Trilogy Alternative Return Fund Class I | Schwab U S Dividend Equity E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
North Square Trilogy Alternative Return Fund Class I | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
North Square Trilogy Alternative Return Fund Class I | S P 500 Index [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%